Equity Investees Information, Balance Sheets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 280,485	¥ 307,726
Noncurrent assets	770,847	716,159
Current liabilities	208,271	235,618
Noncurrent liabilities and noncontrolling interests	¥ 657,865	¥ 501,893
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%